3. MATERIAL ACCOUNTING POLICY INFORMATION: f) Mineral property and exploration and evaluation costs (Policies)	12 Months Ended
Dec. 31, 2025
Policies
f) Mineral property and exploration and evaluation costs

f)Mineral property and exploration and evaluation costs

Exploration and evaluation (“E&E”) costs are those costs required to find a mineral property and determine commercial viability and technical feasibility. E&E costs include costs to establish an initial mineral resource and determine whether inferred mineral resources can be upgraded to measured and indicated mineral resources and whether measured and indicated mineral resources can be converted to proven and probable reserves.

Exploration and evaluation costs consist of:

•gathering exploration data through topographical and geological studies;

•exploratory drilling, trenching and sampling;

•determining the volume and grade of the resource;

•test work on geology, metallurgy, mining, geotechnical and environmental; and

•conducting and refining engineering, marketing and financial studies

Costs in relation to these activities are expensed as incurred until such time that technical feasibility and commercial viability are demonstrable. At such time, mineral properties are assessed for impairment and an impairment loss, if any, is recognized. Capitalized acquisition costs included in mineral properties are transferred to capitalized costs within property, plant and equipment, or intangible assets, as appropriate. Determination of technical feasibility and commercial viability requires management’s judgment and includes assessment of legal, environmental, social and governmental factors.

The Company recognizes E&E costs as assets when acquired as part of a business combination, or asset purchase, or as a result of rights acquired relating to a mineral property. These assets are recognized at fair value upon acquisition. Capitalized mineral properties consist of:

•acquired interest in exploration properties;

•amounts paid for acquired rights associated with exploration properties; and

•changes in decommissioning and restoration amounts capitalized during the period.

Management reviews its mineral property at each reporting period for signs of impairment and annually after each exploration season to consider if there is impairment in value taking into consideration current year exploration results and management’s assessment of the future probability of profitable operations from the property, or likely gains from the disposition or option of the property. If a property is abandoned or inactive for a prolonged period, or considered to have no future economic potential, the acquisition costs are written off to profit or loss.